Document and Entity Information	Sep. 15, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001839970
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	BlossomHill Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43435
Entity Tax Identification Number	85-1578711
Entity Address, Address Line One	10255 Science Center Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	732-3880
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	BLSM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false